SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Sep. 01, 2023	Jul. 10, 2023	Jun. 26, 2023	May 10, 2023	Apr. 07, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 08, 2022	Sep. 13, 2021
Subsequent Event [Line Items]
Par value of shares						$ 0.001125	$ 0.001125	$ 0.001125	$ 0.0001
One Eighty Ltd [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Acquisition of shares			229,500,000
Par value of shares			$ 0.0001
Percentage of shares issued			51.00%
One Eighty Ltd [Member] | Subsequent Event [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Subsequent Event [Line Items]
Sale of stock		8,755,000
One Eighty Ltd [Member] | Subsequent Event [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Subsequent Event [Line Items]
Sale of stock	8,755,000
One Eighty Ltd [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Sale of stock			17,510,000
Sale of stock price per share			$ 0.001125
Sale of stock consideration received			$ 52,530,000
One Eighty Holdings Ltd [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Acquisition of shares			229,500,000
Par value of shares			$ 0.0001
Sale of stock			17,510,000
Sale of stock price per share			$ 0.001125
Sale of stock consideration received			$ 52,530,000
One Eighty Holdings Ltd [Member] | Subsequent Event [Member] | One Eighty Ltd [Member]
Subsequent Event [Line Items]
Ownership percentage			51.00%	100.00%	100.00%
One Eighty Holdings Ltd [Member] | Subsequent Event [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Subsequent Event [Line Items]
Sale of stock consideration received		$ 8,755,000
One Eighty Holdings Ltd [Member] | Subsequent Event [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Subsequent Event [Line Items]
Sale of stock consideration received	$ 8,755,000